FINANCIAL RISK MANAGEMENT - Schedule of maturity profile of financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management [Line Items]
Trade and other payables	$ 42,473	$ 47,666
Derivative financial liabilities	0	180
Loans and borrowings	0	0
Other financial liabilities	165	25,212
Minimum payments	23,496	13,013
Convertible Bonds	156,550	174,223
Total	222,684	$ 260,294
2022
Financial Risk Management [Line Items]
Trade and other payables	42,473
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	3,118
Convertible Bonds	4,250
Total	49,841
2023
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	2,901
Convertible Bonds	4,250
Total	7,151
2024
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	2,616
Convertible Bonds	4,250
Total	6,866
2025
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	0
Minimum payments	2,489
Convertible Bonds	143,800
Total	146,289
2026 and onwards
Financial Risk Management [Line Items]
Trade and other payables	0
Derivative financial liabilities	0
Loans and borrowings	0
Other financial liabilities	165
Minimum payments	12,372
Convertible Bonds	0
Total	$ 12,537